Business Segment Information (Schedule Of Identifiable Assets) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Identifiable Assets	$ 1,011,837	$ 974,291
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	203,600	207,500
Test [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	100,600	80,400
Filtration [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	88,600	79,200
Corporate (Loss) [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	$ 619,000	$ 607,200